NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Debt [Abstract]
Schedule of Notes Payable

	2020		2019
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canada[1]	2,836	0.4%	4,034	2.1%
U.S. (2020 – US$900; 2019 – nil)	1,149	0.4%	—	—
Mexico (2020 – US$150; 2019 – US$205)[2]	191	1.7%	266	2.7%
	4,176		4,300
1At December 31, 2020, Notes payable consisted of Canadian dollar-denominated notes of $656 million (2019 – $1,353 million) and U.S. dollar-denominated notes of US$1,709 million (2019 – US$2,068 million).
2The demand senior unsecured revolving credit facility for the Company's Mexico subsidiary can be drawn in either Mexican pesos or U.S. dollars, up to the total facility amount of MXN$5.0 billion or the U.S. dollar equivalent.

Schedule of Credit Facilities	These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2020			2019
Borrower	Description	Matures	Total Facilities		Unused Capacity [1]	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[2]:
TCPL	Supports TCPL's Canadian dollar commercial paper program and for general corporate purposes	December 2024	3.0		2.3	3.0
TCPL/TCPL USA/Columbia/TransCanada American Investments Ltd.	Supports TCPL's and TCPL USA's U.S. dollar commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2021	US 4.5		US 1.9	US 4.5
TCPL/TCPL USA/Columbia/TransCanada American Investments Ltd.	For general corporate purposes of the borrowers, guaranteed by TCPL	December 2022	US 1.0		US 1.0	US 1.0

Demand senior unsecured revolving credit facilities[2]:
TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity; TCPL USA facility guaranteed by TCPL	Demand	2.1	[3]	1.1	2.1	[3]
Mexico subsidiary	For Mexico general corporate purposes, guaranteed by TCPL	Demand	MXN5.0	[3]	MXN2.0	MXN5.0	[3]
1Net of commercial paper outstanding and facility draws.
2Provisions of various credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2020, the Company was in compliance with all debt covenants.
3Or the U.S. dollar equivalent.